Subsequent Events (Details) (Subsequent event, USD $) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Aug. 31, 2012	Sep. 07, 2012	Sep. 04, 2012 Mattress Giant Holding Corporation	Sep. 30, 2012 Mattress Xpress	Sep. 04, 2012 Mattress Xpress item
Subsequent Event
Repayments of revolver borrowing under 2007 Senior Credit Facility	$ 5.0
Standby letter of credit		1.0
Additional borrowing capacity		34.0
Number of mattress specialty stores located in Florida and Georgia					35
Total purchase price			44.0		15.8
Unsecured financing					$ 7.8
Term of unsecured financing				1 year
Interest rate (as a percent)					8.00%